Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 2,881,004	$ (35,924)	$ 2,625,169	$ (59,311)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares		25,000		25,000
Change in fair value of derivative warrant liabilities	(4,290,000)		(4,680,000)
Offering costs associated with derivative warrant liabilities	(338)		563,642
Income from investments held in Trust Account			(294,899)
Changes in operating assets and liabilities:
Prepaid expenses			(331,713)
Accounts payable		10,924	16,045	13,628
Accrued expenses			1,124,689	20,683
Net cash used in operating activities			(977,067)	0
Cash Flows from Investing Activities
Cash deposited in Trust Account			(230,000,000)
Net cash used in investing activities			(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			230,000,000
Proceeds received from private placement			8,000,000
Offering costs paid			(5,133,695)
Proceeds from note payable to related party				200,000
Payment of deferred offering costs				(122,849)
Net cash provided by financing activities			232,866,305	77,151
Net change in cash			1,889,238	77,151
Cash - beginning of the period			77,151
Cash - end of the period	$ 1,966,389		1,966,389	77,151
Supplemental disclosure of non-cash financing activities:
Offering costs included in accounts payable		25,000
Offering costs included in accrued expenses		$ 39,266
Deferred underwriting commissions			8,050,000
Remeasurement of Class A ordinary shares subject to possible redemption			$ 194,899
Deferred offering costs included in accounts payable				50,000
Deferred offering costs included in accrued expenses				$ 134,394